Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2018
Pensions
Fixed interest swap and guilt yields plus percentage	0.64%
Life expectancy of male employees after retirement who are currently at age 60	27 years 8 months 12 days
Life expectancy of female employees after retirement who are currently at age 60	29 years 4 months 24 days
Life expectancy of male employees after retirement who are currently aged 40	28 years 10 months 24 days
Life expectancy of female employees after retirement who are currently aged 40	30 years 8 months 12 days
Main Pension Scheme
Pensions
Period of funding valuations (in years)	3 years
Funding level, as percent		104.00%
Pension liabilities		£ 49,000	£ 49,000
Surplus as per actuarial assumptions		£ 2,000	2,000
Average cost (as a percent)		49.00%
Future contribution to funding if distribution to shareholders are made, capped amount				£ 1,500
Contributions Resulting From Ring Fencing Arrangements			£ 1,000
Discount rate	4.80%	5.00%	5.00%
Inflation assumption (RPI)	3.10%	3.20%	3.20%
Rate of increase in salaries	1.80%	1.80%	1.80%
Rate of increase in deferred pensions	3.20%	3.20%	3.20%
Rate of increase in pensions in payment	2.40%	2.50%	2.50%
Proportion of pension converted to a cash lump sum at retirement	18.00%	18.00%	18.00%
Longevity at age 60 for current pensioners (years), males	26 years 9 months 18 days	27 years 3 months 18 days
Longevity at age 60 for current pensioners (years), females	28 years 7 months 6 days	29 years 1 month 6 days
Longevity at age 60 for future pensioners currently aged 40 (years), males	27 years 8 months 12 days	28 years 3 months 18 days
Longevity at age 60 for future pensioners currently aged 40 (years), females	29 years 6 months	30 years 1 month 6 days
Main Pension Scheme | Maximum | Distributions to shareholders of an equal amount are made [Member]
Pensions
Future contribution to funding if distribution to shareholders are made	£ 500